Other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Schedule of other receivables

Other receivables consist of the following:

	As of June 30, 2026	As of December 31, 2025
	US$	US$
Sales, goods and services taxes receivables	$187,028	$181,706
Refund receivable(1)	100,000	100,000
Employee advances and others	23,102	24,512
Other receivables	$310,130	$306,218

(1)	A US$100,000 deposit paid for a proposed acquisition that is no longer proceeding. The Singapore District Court granted a default judgment in favour of the Company for the recovery of this amount.